Segment Reporting (Schedule Of Segment Reporting Infomation By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 150,318	$ 160,167	$ 147,825
Operating income	29,947	26,583	30,668
Goodwill	8,043	8,514	10,079
Expenditures for assets	10,033	16,235	18,680
Depreciation and amortization	14,671	17,801	15,875
Location Based Services [Member]
Segment Reporting Information [Line Items]
Revenues	114,565	120,410	108,101
Operating income	29,604	22,468	31,994
Assets	64,332	71,100	71,101
Goodwill	3,692	4,265	5,503
Expenditures for assets	7,636	12,982	14,755
Depreciation and amortization	11,472	14,376	12,470
Wireless Communications Products [Member]
Segment Reporting Information [Line Items]
Revenues	35,753	39,757	39,724
Operating income	343	4,115	(1,326)
Assets	9,129	7,696	9,255
Goodwill	4,351	4,249	4,576
Expenditures for assets	77	188	210
Depreciation and amortization	130	127	89
Other [Member]
Segment Reporting Information [Line Items]
Assets		990	1,454
Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenues	150,318	160,167	147,825
Operating income	29,947	26,583	30,668
Assets	73,461	79,786	81,810
Goodwill	8,043	8,514	10,079
Expenditures for assets	7,713	13,170	14,965
Depreciation and amortization	$ 11,602	$ 14,503	$ 12,559